INTANGIBLE ASSETS (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Intangible Assets
Carrying Amount	$ 499	$ 506
Accumulated Amortization	413	410
Net	86	96
Amortization expense	8	19	$ 21
Estimated future amortization expense
2016	12
2017	9
2018	9
2019	9
2020	9
Patents, trademarks and technology
Intangible Assets
Carrying Amount	369	371
Accumulated Amortization	327	328
Net	42	43
Licenses and other agreements
Intangible Assets
Carrying Amount	38	37
Accumulated Amortization	22	19
Net	16	18
Non-compete agreements
Intangible Assets
Carrying Amount	3	4
Accumulated Amortization	2	2
Net	1	2
Other intangibles
Intangible Assets
Carrying Amount	89	94
Accumulated Amortization	62	61
Net	$ 27	$ 33